Matthews Pacific Tiger Active ETF Investment Strategy - Matthews Pacific Tiger Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews Pacific Tiger Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam.A company or other issuer is considered to be “located” in the Asia ex Japan region, and a security or instrument is deemed to be an Asia ex Japan security or instrument, if it has substantial ties to that region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that region; (iii) it has the primary trading markets for its securities in that region; (iv) it has its principal place of business in or is otherwise headquartered in that region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that region; (iii) it is at least 50% secured or backed by assets located in that region; (iv) it is a component of or its issuer is included in the MSCI All Country Asia ex Japan Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of a country in that region and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Matthews may rely on only one criterion to determine location even if other criteria point to a different location. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts. The Fund may invest up to 20% of its net assets in debt securities, including securities issued by government entities and their political subdivisions.The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.